FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2015
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of change in fair value of derivative financial instruments

Gain/(Loss) ($ thousands)	December 31, 2015	December 31, 2014	December 31, 2013	Income Statement Presentation

Interest Rate Swaps	$–	$–	$478	Interest expense
Cross Currency Interest Rate Swap:
Interest	–	(580)	(1,306)	Interest expense
Foreign Exchange	–	16,128	19,920	Foreign exchange
Foreign Exchange Derivatives	(21,847)	6,149	8,110	Foreign exchange
Electricity Swaps	(408)	(1,275)	758	Operating expense
Equity Swaps	(2,097)	(9,282)	5,450	General and administrative expense
Commodity Derivative Instruments:
Oil	(99,790)	182,019	(65,504)	Commodity derivative
Gas	(45,194)	48,879	(2,994)	instruments

Total Unrealized Gain/(Loss)	$(169,336)	$242,038	$(35,088)

Summary of the income statement effects of Enerplus' commodity derivative instruments

($ thousands)	2015	2014	2013

Change in fair value gain/(loss)	$(144,984)	$230,898	$(68,498)
Net realized cash gain/(loss)	287,708	3,475	26,628

Commodity derivative instruments gain/(loss)	$142,724	$234,373	$(41,870)

Summary of the fair value of derivative financial instruments

	December 31, 2015			December 31, 2014
	Assets	Liabilities		Assets		Liabilities
($ thousands)	Current	Current	Long-term	Current	Long-term	Current	Long-term

Foreign Exchange Derivatives	$–	$–	$–	$1,616	$28,665	$8,434	$–
Electricity Swaps	–	1,776	–	–	–	1,368	–
Equity Swaps	–	2,324	3,193	–	–	1,024	2,396
Commodity Derivative Instruments:
Oil	67,397	–	–	167,187	–	–	–
Gas	4,041	–	–	46,903	2,332	–	–

Total	$71,438	$4,100	$3,193	$215,706	$30,997	$10,826	$2,396

Commodity Derivative Instruments | Crude Oil Instruments
Risk Management
Summary of management positions

Instrument Type(1)	bbls/day	US$/bbl

Jan 1, 2016 – Mar 31, 2016
WTI Swap	9,000	55.82
WTI Purchased Put	8,000	64.38
WTI Sold Call	8,000	79.38
WTI Sold Put	8,000	50.13
WCS Differential Swap	3,000	(14.03)
MSW Differential Swap	1,000	(3.50)
Apr 1, 2016 – Jun 30, 2016
WTI Swap	3,000	64.28
WTI Purchased Put	8,000	64.38
WTI Sold Call	8,000	79.38
WTI Sold Put	8,000	50.13
WCS Differential Swap	3,000	(14.03)
MSW Differential Swap	1,000	(3.50)
Jul 1, 2016 – Dec 31, 2016
WTI Purchased Put	8,000	63.98
WTI Sold Call	8,000	79.63
WTI Sold Put	8,000	49.78
WCS Differential Swap	3,000	(14.03)
MSW Differential Swap	1,000	(3.50)

(1)	Transactions with a common term have been aggregated and presented as the weighted average price/bbl.

Commodity Derivative Instruments | Natural gas financial contracts
Risk Management
Summary of management positions

Instrument Type(1)	MMcf/day	US$/Mcf

Jan 1, 2016 – Jan 31, 2016
NYMEX Purchased Put	25.0	3.00
NYMEX Sold Put	25.0	2.50
NYMEX Sold Call	25.0	3.75
Feb 1, 2016 – Mar 31, 2016
NYMEX Swap	25.0	2.48
NYMEX Purchased Put	25.0	3.00
NYMEX Sold Put	25.0	2.50
NYMEX Sold Call	25.0	3.75
Apr 1, 2016 – Oct 31, 2016
NYMEX Swap	50.0	2.53
NYMEX Purchased Put	25.0	3.00
NYMEX Sold Put	25.0	2.50
NYMEX Sold Call	25.0	3.75
Nov 1, 2016 – Dec 31, 2016
NYMEX Swap	25.0	2.48
NYMEX Purchased Put	25.0	3.00
NYMEX Sold Put	25.0	2.50
NYMEX Sold Call	25.0	3.75

(1)	Transactions with a common term have been aggregated and presented as the weighted average price/Mcf.

Commodity Derivative Instruments | Electricity Instruments
Risk Management
Summary of management positions

Instrument Type	MWh	CDN$/MWh

Jan 1, 2016 – Dec 31, 2016
AESO Power Swap(1)	15.0	46.60
Jan 1, 2017 – Dec 31, 2017
AESO Power Swap(1)	6.0	44.38

(1)	Alberta Electrical System Operator ("AESO") fixed pricing.

Commodity Derivative Instruments | Physical contracts
Risk Management
Summary of management positions

Instrument Type	MMcf/day	US$/Mcf

Jan 1, 2016 – Oct 31, 2016
AECO-NYMEX Basis	50.0	(0.69)
Nov 1, 2016 – Oct 31, 2017
AECO-NYMEX Basis	80.0	(0.65)
Nov 1, 2017 – Oct 31, 2018
AECO-NYMEX Basis	80.0	(0.65)
Nov 1, 2018 – Oct 31, 2019
AECO-NYMEX Basis	80.0	(0.64)